List of Group companies	12 Months Ended
Mar. 31, 2018
List of Group Companies [Abstract]
List of Group companies
List of Group companies
MiX Telematics Limited is the parent company of the MiX Telematics Group of companies outlined below. All of the entities listed below have been consolidated.

Name	Principal activity	Place of incorporation	Legal % ownership
			March 31, 2018%	March 31, 2017%

Direct
MiX Telematics Investments Proprietary Limited	Treasury company	RSA	100	100
MiX Telematics Africa Proprietary Limited	Asset tracking and fleet management products and services	RSA	100	100
MiX Telematics International Proprietary Limited	Fleet management products and services and research and development	RSA	100	100
MiX Telematics Europe Limited	Fleet management products and services	UK	100	100
MiX Telematics North America Incorporated	Fleet management products and services	USA	100	100
MiX Telematics Serviços De Telemetria E Rastreamento De Veículos Do Brazil Limitada	Fleet management products and services	Brazil	95	95

Indirect
MiX Telematics Technology Holdings Proprietary Limited	Deregistered	RSA	—	100
MiX Telematics Middle East FZE	Fleet management products and services	UAE	100	100
MiX Telematics Enterprise SA Proprietary Limited (1)	Fleet management products and services	RSA	85.1	85.1
MiX Telematics Fleet Support Services Proprietary Limited	Fleet management products and services	RSA	100	100
MiX Telematics East Africa Limited	Fleet management products and services	Uganda	99.9	99.9
MiX Telematics Romania SRL(2)	Fleet management services	Romania	99	99
MiX Telematics (Thailand) Limited	Fleet management products and services	Thailand	100	100
MiX Telematics Australasia Proprietary Limited	Fleet management products and services	Australia	100	100
MiX Telematics Serviços De Telemetria E Rastreamento De Veículos Do Brazil Limitada(3)	Fleet management products and services	Brazil	5	—

(1)
The remaining shareholding in this company is owned by a structured entity, the MiX Telematics Enterprise BEE Trust (which holds a 14.9% interest in MiX Telematics Enterprise SA Proprietary Limited), which has been fully consolidated. Control of the structured entity was assessed when IFRS 10 Consolidated Financial Statements was adopted with effect from April 1, 2013 and there was no change to the historical accounting treatment applied by the Group. This trust was set up in prior years to invest in the specified Group company and to hold such investment for its beneficiaries.

(2)	During fiscal 2015, MiX Telematics Middle East FZE incorporated MiX Telematics Romania SRL and obtained a 99% interest therein. The 1% non-controlling interest is held by management.

(3)	MiX Investments Proprietary Limited acquired Edge’s 5% equity interest in MiX Brazil during the year. See note 20 for more information.